Accrued Expenses and Other Payables	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 8 — Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	As of June 30,
	2023	2024
	HKD	HKD	US$
Accrued professional fees	$12,000	$12,000	$1,537
Other payables	-	3,530,000	452,083
Total	$12,000	$3,542,000	$453,620

Other payables represented the collection of payment on behalf of a customer, which HKD 3.15 million (US$403,417) has been paid to the customer on July 12, 2024 and the remaining collection would be paid off to the customer in the near future.